12. BORROWINGS, FINANCING AND DEBENTURES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	R$ 23,173,635	R$ 22,983,942
Bank loans
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	13,484,023
Capital markets
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	8,882,827
Development agencies
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	894,094
2020
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	6,753,338
2020 | Bank loans
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	3,187,269
2020 | Capital markets
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	3,499,177
2020 | Development agencies
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	66,892
2021
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	3,439,268
2021 | Bank loans
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	3,263,810
2021 | Capital markets
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	116,003
2021 | Development agencies
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	59,455
2022
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	3,182,553
2022 | Bank loans
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	3,087,732
2022 | Capital markets
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	36,667
2022 | Development agencies
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	58,154
2023
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	4,082,376
2023 | Bank loans
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	2,669,211
2023 | Capital markets
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	1,356,180
2023 | Development agencies
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	56,985
2024
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	1,343,735
2024 | Bank loans
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	1,276,001
2024 | Development agencies
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	67,734
After 2024
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	584,874
After 2024 | Development agencies
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	584,874
Perpetual bonds
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	3,874,800
Perpetual bonds | Capital markets
Disclosure of detailed information about borrowings [line items]
Maturities of borrowings and financing	R$ 3,874,800